UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 35.3%
Auto Components — 0.4%
Lear Corp.	2,700	$107,460
Diversified Consumer Services — 7.5%
Apollo Group, Inc., Class A (a)(b)	11,200	603,344
Education Management Corp. (a)	23,700	663,363
ITT Educational Services, Inc. (a)(b)	11,400	648,546
		1,915,253
Internet & Catalog Retail — 2.5%
Expedia, Inc.	21,600	626,832
Leisure Equipment & Products — 1.8%
Polaris Industries, Inc.	8,400	470,232
Media — 6.9%
CBS Corp., Class B	21,400	580,796
DISH Network Corp. (b)	22,900	652,192
Time Warner Cable, Inc.	8,500	540,345
		1,773,333
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	5,500	246,840
Specialty Retail — 13.1%
AutoZone, Inc. (a)	2,000	649,940
Best Buy Co., Inc.	28,200	659,034
Chico’s FAS, Inc.	10,100	112,514
Foot Locker, Inc. (b)	22,400	534,016
GameStop Corp., Class A (a)	26,400	637,032
PetSmart, Inc. (b)	11,800	605,222
Williams-Sonoma, Inc.	3,800	146,300
		3,344,058
Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc. (b)	8,700	531,048
Total Consumer Discretionary		9,015,056
Consumer Staples — 23.8%
Beverages — 7.2%
The Coca-Cola Co.	200	13,994
Coca-Cola Enterprises, Inc.	21,900	564,582
Constellation Brands, Inc., Class A (a)	30,800	636,636
Dr. Pepper Snapple Group, Inc.	15,700	619,836
		1,835,048
Food & Staples Retailing — 2.7%
The Kroger Co. (b)	28,100	680,582
Food Products — 2.6%
ConAgra Foods, Inc.	22,800	601,920
Smithfield Foods, Inc. (a)	3,200	77,696
		679,616
Household Products — 1.1%
The Procter & Gamble Co. (b)	4,100	273,511
Personal Products — 2.5%
Herbalife Ltd. (a)	12,400	640,708
Tobacco — 7.7%
Lorillard, Inc.	6,000	684,000

Common Stocks	Shares	Value
Consumer Staples (concluded)
Tobacco (concluded)
Philip Morris International, Inc. (b)	16,300	$1,279,224
		1,963,224
Total Consumer Staples		6,072,689
Energy — 18.2%
Oil, Gas & Consumable Fuels — 18.2%
Chevron Corp.	3,800	404,320
ConocoPhillips	900	65,583
Exxon Mobil Corp. (b)	16,300	1,381,588
HollyFrontier Corp.	15,600	365,040
Marathon Oil Corp. (b)	24,700	722,969
Murphy Oil Corp. (b)	6,700	373,458
Tesoro Corp. (a)(b)	27,400	640,064
Valero Energy Corp. (b)	32,600	686,230
Total Energy		4,639,252
Financials — 13.2%
Consumer Finance — 3.2%
Capital One Financial Corp.	6,900	291,801
Discover Financial Services, Inc. (b)	22,100	530,400
		822,201
Diversified Financial Services — 2.4%
The NASDAQ OMX Group, Inc. (a)	24,600	602,946
Insurance — 7.6%
Allied World Assurance Co., Holdings AG	10,100	635,593
American Financial Group, Inc. (b)	17,100	630,819
Assurant, Inc. (b)	15,600	640,536
Berkshire Hathaway, Inc., Class B (a)	600	45,780
		1,952,728
Total Financials		3,377,875
Health Care — 52.6%
Biotechnology — 7.2%
Biogen Idec, Inc. (a)(b)	6,700	737,335
Gilead Sciences, Inc. (a)(b)	15,100	618,043
Myriad Genetics, Inc. (a)	22,500	471,150
		1,826,528
Health Care Equipment & Supplies — 1.2%
Hill-Rom Holdings, Inc.	9,000	303,210
Health Care Providers & Services — 22.8%
AMERIGROUP Corp. (a)(b)	10,400	614,432
Aetna, Inc. (b)	16,200	683,478
AmerisourceBergen Corp.	13,900	516,941
Cardinal Health, Inc. (b)	13,900	564,479
Coventry Health Care, Inc. (a)(b)	15,300	464,661
Health Net, Inc. (a)(b)	20,100	611,442
Humana, Inc.	7,800	683,358
McKesson Corp.	2,400	186,984
UnitedHealth Group, Inc. (b)	15,100	765,268

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
WellPoint, Inc. (b)	10,900	$722,125
		5,813,168
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	2,100	73,353
Pharmaceuticals — 21.1%
Abbott Laboratories (b)	18,400	1,034,632
Bristol-Myers Squibb Co. (b)	25,700	905,668
Eli Lilly & Co. (b)	19,800	822,888
Forest Laboratories, Inc. (a)(b)	20,100	608,226
Johnson & Johnson	3,700	242,646
Pfizer, Inc. (b)	52,700	1,140,428
Warner Chilcott Plc, Class A (a)	42,000	635,460
		5,389,948
Total Health Care		13,406,207
Industrials — 24.6%
Aerospace & Defense — 12.6%
Alliant Techsystems, Inc.	11,100	634,476
General Dynamics Corp. (b)	8,400	557,844
L-3 Communications Holdings, Inc.	9,300	620,124
Lockheed Martin Corp. (b)	8,900	720,010
Northrop Grumman Corp.	11,800	690,064
		3,222,518
Airlines — 2.4%
Copa Holdings SA, Class A	10,500	616,035
Commercial Services & Supplies — 2.4%
Corrections Corp. of America (a)	30,200	615,174
Construction & Engineering — 4.4%
Chicago Bridge & Iron Co. NV	16,800	635,040
URS Corp. (a)	13,900	488,168
		1,123,208
Industrial Conglomerates — 2.2%
General Electric Co.	16,400	293,724
Tyco International Ltd.	5,600	261,576
		555,300
Machinery — 0.6%
ITT Corp.	7,300	141,109
Total Industrials		6,273,344
Information Technology — 53.3%
Communications Equipment — 2.7%
Motorola Solutions, Inc.	14,700	680,463
Computers & Peripherals — 14.9%
Apple, Inc. (a)(b)	2,900	1,174,500
Dell, Inc. (a)(b)	49,800	728,574
Lexmark International, Inc., Class A	16,000	529,120
QLogic Corp. (a)	41,900	628,500
Seagate Technology	10,400	170,560
Western Digital Corp. (a)(b)	17,900	554,005
		3,785,259

Common Stocks	Shares	Value
Information Technology (concluded)
Electronic Equipment, Instruments & Components — 4.9%
Tech Data Corp. (a)	12,600	$622,566
Vishay Intertechnology, Inc. (a)	69,200	622,108
		1,244,674
Internet Software & Services — 1.0%
Google, Inc., Class A (a)	200	118,102
IAC/InterActiveCorp.	3,400	144,840
		262,942
IT Services — 8.4%
DST Systems, Inc.	11,400	518,928
International Business Machines Corp. (b)	2,500	459,700
Lender Processing Services, Inc.	15,900	239,613
SAIC, Inc. (a)	21,400	263,006
The Western Union Co. (b)	36,700	670,142
		2,151,389
Semiconductors & Semiconductor Equipment — 12.1%
Applied Materials, Inc. (b)	43,900	470,169
Avago Technologies Ltd.	14,400	415,584
Fairchild Semiconductor International, Inc. (a)	13,300	160,132
LSI Corp. (a)	66,100	393,295
Maxim Integrated Products, Inc. (b)	20,800	541,632
Nvidia Corp. (a)	34,200	474,012
Xilinx, Inc.	19,700	631,582
		3,086,406
Software — 9.3%
Activision Blizzard, Inc. (b)	44,500	548,240
Cadence Design Systems, Inc. (a)	44,800	465,920
Microsoft Corp. (b)	26,700	693,132
Symantec Corp. (a)	43,100	674,515
		2,381,807
Total Information Technology		13,592,940
Materials — 8.2%
Chemicals — 3.5%
CF Industries Holdings, Inc.	4,700	681,406
LyondellBasell Industries NV, Class A	6,900	224,181
		905,587
Paper & Forest Products — 4.7%
Domtar Corp. (b)	7,900	631,684
International Paper Co.	18,800	556,480
		1,188,164
Total Materials		2,093,751
Telecommunication Services — 6.2%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	7,800	235,872
Level 3 Communications, Inc. (a)	27,100	460,429
		696,301

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunication Services (concluded)
Wireless Telecommunication Services — 3.5%
MetroPCS Communications, Inc. (a)(b)	58,100	$504,308
Telephone & Data Systems, Inc. (a)	14,800	383,172
		887,480
Total Telecommunication Services		1,583,781
Utilities — 6.2%
Independent Power Producers & Energy Traders — 3.6%
The AES Corp. (a)(b)	45,100	533,984
NRG Energy, Inc. (a)(b)	21,100	382,332
		916,316
Multi-Utilities — 2.6%
Ameren Corp.	19,700	652,661
Total Utilities		1,568,977
Total Long-Term Investments (Cost – $60,131,898) – 241.6%		61,623,872

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	921,599	921,599
Total Short-Term Securities (Cost – $921,599) – 3.6%		921,599
Total Investments Before Investments Sold Short (Cost – $61,053,497*) – 245.2%		62,545,471

Investments Sold Short
Consumer Discretionary — (9.9)%
Auto Components — (0.6)%
Johnson Controls, Inc.	4,600	(143,796)
Automobiles — (1.6)%
Ford Motor Co.	13,400	(144,184)
General Motors Co.	7,100	(143,917)
Tesla Motors, Inc.	4,600	(131,376)
		(419,477)
Hotels, Restaurants & Leisure — (2.0)%
Carnival Corp.	4,300	(140,352)
Las Vegas Sands Corp.	3,300	(141,009)
Marriott International, Inc., Class A	800	(23,336)
Starwood Hotels & Resorts Worldwide, Inc.	1,300	(62,361)
Wynn Resorts, Ltd.	1,300	(143,637)
		(510,695)
Household Durables — (1.5)%
Lennar Corp., Class A	7,100	(139,515)

Investments Sold Short	Shares	Value
Consumer Discretionary (concluded)
Household Durables (concluded)
MDC Holdings, Inc.	2,800	$(49,364)
Pulte Group, Inc.	20,700	(130,617)
Stanley Black & Decker, Inc.	1,000	(67,600)
		(387,096)
Internet & Catalog Retail — (1.1)%
Amazon.Com, Inc.	800	(138,480)
Priceline.com, Inc.	300	(140,313)
		(278,793)
Leisure Equipment & Products — (0.1)%
Hasbro, Inc.	800	(25,512)
Media — (0.7)%
Central European Media Enterprises Ltd.	3,900	(25,428)
DreamWorks Animation SKG, Inc., Class A	8,600	(142,717)
		(168,145)
Multiline Retail — (0.4)%
Sears Holdings Corp.	2,900	(92,162)
Specialty Retail — (0.5)%
CarMax, Inc.	4,600	(140,208)
Orchard Supply Hardware Stores Corp., Class A	104	(391)
Orchard Supply Hardware Stores Corp. Preferred Stock	104	(390)
		(140,989)
Textiles, Apparel & Luxury Goods — (1.4)%
Hanesbrands, Inc.	3,800	(83,068)
Nike, Inc., Class B	1,500	(144,555)
Under Armour, Inc.	1,700	(122,043)
		(349,666)
Total Consumer Discretionary		(2,516,331)
Consumer Staples — (2.9)%
Beverages — (1.1)%
The Coca-Cola Co.	2,000	(139,940)
PepsiCo, Inc.	2,100	(139,335)
		(279,275)
Food & Staples Retailing — (0.5)%
Sysco Corp.	4,800	(140,784)
Food Products — (1.3)%
Archer-Daniels-Midland Co.	1,500	(42,900)
General Mills, Inc.	3,500	(141,435)
Green Mountain Coffee Roasters, Inc.	3,100	(139,035)
		(323,370)
Total Consumer Staples		(743,429)
Energy — (8.5)%
Energy Equipment & Services — (3.4)%
Baker Hughes, Inc.	3,000	(145,920)
Cameron International Corp.	2,900	(142,651)
FMC Technologies, Inc.	2,700	(141,021)

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Energy (concluded)
Energy Equipment & Services (concluded)
Halliburton Co.	4,200	$(144,942)
McDermott International, Inc.	12,700	(146,177)
Schlumberger Ltd.	2,100	(143,451)
		(864,162)
Oil, Gas & Consumable Fuels — (5.1)%
Alpha Natural Resources, Inc.	3,500	(71,505)
Cobalt International Energy, Inc.	8,800	(136,576)
Concho Resources, Inc.	1,200	(112,500)
Continental Resources, Inc.	2,100	(140,091)
EOG Resources, Inc.	1,100	(108,361)
EXCO Resources, Inc.	13,300	(138,985)
El Paso Corp.	5,400	(143,478)
Kosmos Energy, Ltd.	11,700	(143,442)
Newfield Exploration Co.	2,100	(79,233)
Quicksilver Resources, Inc.	20,600	(138,226)
SandRidge Energy, Inc.	2,400	(19,584)
Ultra Petroleum Corp.	2,400	(71,112)
		(1,303,093)
Total Energy		(2,167,255)
Financials — (6.3)%
Capital Markets — (3.6)%
Affiliated Managers Group, Inc.	1,200	(115,140)
The Charles Schwab Corp.	12,700	(143,002)
Franklin Resources, Inc.	1,500	(144,090)
Jefferies Group, Inc.	10,000	(137,500)
Morgan Stanley	9,300	(140,709)
Northern Trust Corp.	2,200	(87,252)
T. Rowe Price Group, Inc.	2,500	(142,375)
		(910,068)
Commercial Banks — (0.5)%
U.S. Bancorp	5,300	(143,365)
Consumer Finance — (0.6)%
American Express Co.	2,500	(117,925)
Green Dot Corp.	900	(28,098)
		(146,023)
Insurance — (1.6)%
Aflac, Inc.	2,800	(121,128)
Aon Corp.	3,000	(140,400)
Berkshire Hathaway, Inc.	1,800	(137,340)
		(398,868)
Total Financials		(1,598,324)
Health Care — (4.4)%
Biotechnology — (1.9)%
BioMarin Pharmaceutical, Inc.	1,700	(58,446)
Dendreon Corp.	18,900	(143,640)
Human Genome Sciences, Inc.	19,700	(145,583)
Pharmasset, Inc.	1,000	(128,200)
		(475,869)
Health Care Equipment & Supplies — (0.5)%
Stryker Corp.	2,500	(124,275)

Investments Sold Short	Shares	Value
Health Care (concluded)
Health Care Technology — (0.4)%
Allscripts Healthcare Solutions, Inc.	6,100	$(115,534)
Life Sciences Tools & Services — (0.5)%
Thermo Fisher Scientific, Inc.	3,000	(134,910)
Pharmaceuticals — (1.1)%
Allergan, Inc.	1,600	(140,384)
Hospira, Inc.	4,600	(139,702)
		(280,086)
Total Health Care		(1,130,674)
Industrials — (6.3)%
Aerospace & Defense — (1.2)%
The Boeing Co.	400	(29,340)
Precision Castparts Corp.	900	(148,311)
Spirit Aerosystems Holdings, Inc., Class A	6,300	(130,914)
		(308,565)
Air Freight & Logistics — (0.5)%
United Parcel Service, Inc., Class B	1,600	(117,104)
Electrical Equipment — (0.5)%
GrafTech International, Ltd.	9,600	(131,040)
Industrial Conglomerates — (1.1)%
Danaher Corp.	3,000	(141,120)
General Electric Co.	7,900	(141,489)
		(282,609)
Machinery — (1.6)%
Caterpillar, Inc.	1,400	(126,840)
Illinois Tool Works, Inc.	3,000	(140,130)
PACCAR, Inc.	3,600	(134,892)
		(401,862)
Professional Services — (0.4)%
IHS, Inc.	1,300	(112,008)
Trading Companies & Distributors — (1.0)%
Fastenal Co.	3,200	(139,552)
MSC Industrial Direct Co., Class A	1,700	(121,635)
		(261,187)
Total Industrials		(1,614,375)
Information Technology — (8.3)%
Communications Equipment — (2.1)%
Acme Packet, Inc.	4,700	(145,277)
Ciena Corp.	11,700	(141,570)
F5 Networks, Inc.	1,100	(116,732)
QUALCOMM, Inc.	2,600	(142,220)
		(545,799)
Computers & Peripherals — (0.5)%
NetApp, Inc.	3,900	(141,453)
Internet Software & Services — (2.6)%
Akamai Technologies, Inc.	3,900	(125,892)
Google, Inc., Class A	200	(118,102)
WebMD Health Corp.	3,400	(127,670)
Yahoo! Inc.	8,900	(143,557)

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	4

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Information Technology (concluded)
Internet Software & Services (concluded)
eBay, Inc.	4,600	$(139,518)
		(654,739)
IT Services — (0.6)%
Cognizant Technology Solutions Corp.	2,200	(141,482)
Semiconductors & Semiconductor Equipment — (1.5)%
Cree, Inc.	6,400	(141,056)
First Solar, Inc.	2,700	(91,152)
Texas Instruments, Inc.	4,900	(142,639)
		(374,847)
Software — (1.0)%
Rovi Corp.	4,800	(117,984)
Salesforce.com, Inc.	1,400	(142,044)
		(260,028)
Total Information Technology		(2,118,348)
Materials — (5.4)%
Chemicals — (1.3)%
Air Products & Chemicals, Inc.	1,400	(119,266)
EI du Pont de Nemours & Co.	400	(18,312)
Intrepid Potash, Inc.	2,800	(63,364)
Praxair, Inc.	1,300	(138,970)
		(339,912)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	1,600	(120,656)
Metals & Mining — (3.6)%
AK Steel Holding Corp.	17,600	(145,376)
Allegheny Technologies, Inc.	2,500	(119,500)
Molycorp, Inc.	6,100	(146,278)
Schnitzer Steel Industries, Inc.	2,300	(97,244)
Southern Copper Corp.	3,800	(114,684)
United States Steel Corp.	5,600	(148,176)
Walter Energy, Inc.	2,200	(133,232)
		(904,490)
Total Materials		(1,365,058)
Telecommunication Services — (1.7)%
Diversified Telecommunication Services — (0.4)%
CenturyLink, Inc.	3,000	(111,600)
Wireless Telecommunication Services — (1.3)%
American Tower Corp., Class A	2,400	(144,024)
Clearwire Corp.	22,600	(43,844)
Crown Castle International Corp.	3,200	(143,360)
		(331,228)
Total Telecommunication Services		(442,828)
Utilities — (2.3)%
Electric Utilities — (1.6)%
NextEra Energy, Inc.	2,300	(140,024)
Progress Energy, Inc.	2,400	(134,448)
Southern Co./The	2,900	(134,241)
		(408,713)

Investments Sold Short	Shares	Value
Utilities (concluded)
Multi-Utilities — (0.6)%
Dominion Resources, Inc.	2,700	$(143,316)
Water Utilities — (0.1)%
Aqua America, Inc.	1,600	(35,280)
Total Utilities		(587,309)
Total Investments Sold Short (Proceeds – $15,594,697) – (56.0)%		(14,283,931)
Total Investments , Net of Investments Sold Short —189.2%		48,261,540
Liabilities in Excess of Other Assets – (89.2)%		(22,750,892)
Net Assets – 100.0%		$25,510,648

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes, were as follows:

Aggregate cost	$62,076,050
Gross unrealized appreciation	$2,453,320
Gross unrealized depreciation	(1,983,899)
Net unrealized appreciation	$469,421

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011,	Net Activity	Shares Held at December 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	202,841	718,758	921,599	$161

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$61,623,872	—	—	$61,623,872
Short-Term Securities	921,599	—	—	921,599
Liabilities:
Investments:
Investments Sold Short[1]	(14,283,150)	$(781)	—	(14,283,931)
Total	$48,262,321	$(781)	—	$48,261,540

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Specialty Retail, within the table.

BLACKROCK LARGE CAP CORE PLUS FUND	DECEMBER 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: February 24, 2012